Fair Value of Financial Instruments and Risk Management - Fair Value Hierarchy of Financial Assets and Liabilities (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash and cash equivalents	565	195	228
Investment		251
Fair value hedges - interest-rate swaps	6	19
Liabilities:
Long-term debt	256	769
Level 1 [Member]
Assets:
Cash and cash equivalents	565	195
Investment
Derivative instruments
Fair value hedges - interest-rate swaps
Total assets	565	195
Liabilities:
Bank indebtedness	31	42
Long-term debt
Total liabilities	31	42
Level 2 [Member]
Assets:
Cash and cash equivalents
Investment	251	251
Derivative instruments
Fair value hedges - interest-rate swaps	12	19
Total assets	263	270
Liabilities:
Bank indebtedness
Long-term debt	9,780	9,957
Total liabilities	9,780	9,957
Level 3 [Member]
Assets:
Cash and cash equivalents
Investment
Derivative instruments
Fair value hedges - interest-rate swaps
Total assets
Liabilities:
Bank indebtedness
Long-term debt
Total liabilities
Carrying Value [Member]
Assets:
Cash and cash equivalents	565	195
Investment	251	251
Derivative instruments
Fair value hedges - interest-rate swaps	12	19
Total assets	828	465
Liabilities:
Bank indebtedness	31	42
Long-term debt	9,057	8,479
Total liabilities	9,088	8,521
Fair Value [Member]
Assets:
Cash and cash equivalents	565	195
Investment	251	251
Derivative instruments
Fair value hedges - interest-rate swaps	12	19
Total assets	828	465
Liabilities:
Bank indebtedness	31	42
Long-term debt	9,780	9,957
Total liabilities	9,811	9,999